Land Use Rights (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2028	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Land Use Rights [Line Items]
Net book amounts of land use rights						¥ 28,887,960	¥ 29,646,281
Land Use Rights [Member]
Land Use Rights [Line Items]
Amortization expenses						946,697	946,697	¥ 946,697
Land Use Rights [Member] | Forecast [Member]
Land Use Rights [Line Items]
Amortization expenses	¥ 946,697	¥ 946,697	¥ 946,697	¥ 946,697	¥ 946,697
Lianwai Schools [Member]
Land Use Rights [Line Items]
Net book amounts of land use rights						¥ 2,940,839	¥ 3,044,431